SCHEDULE OF OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued expenses	$ 975	$ 252
Grants in advance	268	90
Others	144	10
Other payables and accrued expenses	$ 1,387	$ 352